COMMON STOCK WARRANTS - Fair Value of Outstanding Warrants (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Change in fair value of the outstanding warrants classified as liabilities
Change in fair value of warrant liability	$ (3,234,586)	$ 190,911
Convertible notes warrants - senior debt
Change in fair value of the outstanding warrants classified as liabilities
Fair value of warrants granted	464,696
Change in fair value of warrant liability	(288,315)
Warrant liability, ending	176,381
Convertible notes warrants - subordinated debt
Change in fair value of the outstanding warrants classified as liabilities
Fair value of warrants granted	4,782,149
Change in fair value of warrant liability	(2,967,027)
Warrant liability, ending	1,815,122
2020 preferred Series B warrants and 2021 preferred Series B warrants
Change in fair value of the outstanding warrants classified as liabilities
Warrant liability, beginning	562,244	228,000
Fair value of warrants granted		143,333
Fair value of warrants exercised	(580,000)
Change in fair value of warrant liability	$ 17,756	190,911
Warrant liability, ending		$ 562,244